Preferred shares issued by subsidiaries	12 Months Ended
Dec. 31, 2025
Preferred shares issued by subsidiaries
Preferred shares issued by subsidiaries

33. Preferred shares issued by subsidiaries

Financing transaction of Voyager Group Inc.

Voyager, the Group’s subsidiary, primarily engages in the development and commercialization of autonomous vehicles through its subsidiaries and VIE. As of December 31, 2024, Voyager completed several rounds of financing and issued certain preferred shares (collectively as the “Voyager Preferred Shares”) to external investors and the Company with an aggregate cash consideration of US$1,123,000. Among them, the consideration paid by an entity controlled by Softbank (Note 37) was US$325,000. During the year ended December 31, 2025, Voyager entered into agreements for its new round financing and issuance of certain preferred shares to external investors and the Company with an aggregate cash consideration of US$269,702. As of December 31, 2025, part of this new round of financing has not been completed. As of December 31, 2025, the Group continued to hold the majority of total equity interests on a fully diluted basis.

The rights, preferences and privileges of the Voyager’s holders of preferred shares are as follows:

Conversion rights

Each of the preferred shares is convertible, at the option of the holder, into the Voyager’s ordinary shares at an initial conversion ratio of 1:1 at any time after the date of issuance of such preferred shares.

33. Preferred shares issued by subsidiaries (Continued)

The preferred shares shall be automatically converted into Voyager’s ordinary shares upon the earlier of (1) the closing of an IPO by Voyager, and (2) with respect to any class of Voyager’s preferred shares, the date specified by written consent or agreement of the holders, in each case in accordance with the respective voting requirements for each series of preferred shares.

The conversion price applicable to Voyager’s preferred shares shall be adjusted and readjusted from time to time as provided below: (1) adjustment for share subdivisions and combinations, (2) adjustment for ordinary share dividends and distributions, (3) adjustments for reorganization, merger, consolidation, reclassification, exchange, and substitution, (4) adjustment for conversion price for dilutive issuance.

Dividend rights

The holders of preferred shares are entitled to receive non-cumulative dividends, at a simple rate of 8% of original issuance price of preferred shares per annum as and when declared by the Voyager board of directors.

No dividends on preferred shares and ordinary shares have been declared for the years ended December 31, 2023, 2024 and 2025.

Voting rights

The holder of each preferred shares has the number of votes that equals to the number of ordinary shares then issuable upon their conversion into ordinary shares.

Redemption right

Under applicable exit events including but not limited to if Voyager has not consummated an IPO (“exit events”) within certain periods, the Company may need to use its best efforts to procure Voyager to repurchase Voyager preferred shares held by certain aforementioned preferred shareholders subject to Voyager’s shareholders’ approval. The redemption price would be the amount of cash determined according to pre-agreed pricing formula.

Liquidation rights

In the event of any liquidation or certain deemed liquidation events as defined in the memorandum and articles of association (“MOA”), the holders of Voyager preferred shares have preference over holders of ordinary shares. Upon liquidation or deemed liquidation events, Voyager’s assets available for distribution among the investors shall first be distributed to Voyager preferred shareholders at the amount equal to the greater of (a) original issue price plus all declared but unpaid dividends; and (b) the amount as would have been payable if the preferred shares were converted into ordinary shares immediately prior to the date of liquidation. The remaining assets of Voyager shall all be distributed to its ordinary shareholders.

The deemed liquidation events are defined to include: (a) a Share Sale; (b) any consolidation, amalgamation, scheme of arrangement or merger of any Core Voyager Company as defined in MOA with or into any other Person or other reorganization or similar transaction in which the Members or shareholders of such Core Voyager Company prior to such consolidation, amalgamation, scheme of arrangement, merger or reorganization own less than fifty percent (50%) of such Core Voyager Company’s voting power in the aggregate immediately after such consolidation, amalgamation, scheme of arrangement, merger or reorganization, or any transaction or series of related transactions to which such Core Voyager Company is a party, in which more than fifty percent (50%) of such Core Voyager Company’s voting power is transferred; provided, however, that the foregoing shall not include an intra-group restructuring of any Voyager Companies or any IPO Restructuring; (c) a sale, transfer, lease or other disposition of all or substantially all of the assets of the Core Voyager Companies taken as a whole (or any series of related transactions resulting in such sale, transfer, lease or other disposition of all or substantially all of the assets of the Core Voyager Companies taken as a whole); (d) the exclusive licensing of all or substantially all of the Intellectual Property of the Core Voyager Companies to a third party; or (e) any termination of, unapproved amendment to or material breach by any Voyager Companies of any Control Documents as defined in MOA which results in the loss of the Voyager’s control over, and the ability to consolidate the financial statements of, a certain Core Domestic Voyager Company.

33. Preferred shares issued by subsidiaries (Continued)

Financing transaction of Soda Technology Inc.

Soda Technology Inc. (“Soda”), the Group’s subsidiary, primarily engages in bike and e-bike sharing business through its subsidiaries and VIE. For the years ended December 31, 2020 and 2021, Soda completed several rounds of financing and issued certain preferred shares (collectively as the “Soda Preferred Shares”) to external investors and the Company with an aggregate cash consideration of US$1,264,000. During the year ended December 31, 2024, the Company repurchased the majority of preferred shares held by the external investors, with a total consideration of US$249,459 as determined by a pre-agreed pricing formula. The repurchase did not have significant impact on the Group’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2024. As of December 31, 2025, the Group continued to hold the majority of total equity interests in Soda on a fully-diluted basis. Subsequently in April 2026, the Group repurchased all of the remaining preferred shares issued to the external investor, and the Group started to hold 100% of the total equity interests in Soda.

The rights, preferences and privileges of the Soda’s holders of preferred shares are as follows:

Conversion rights

Each of the preferred shares is convertible, at the option of the holder, into the Soda’s ordinary shares at an initial conversion ratio of 1:1 at any time after the date of issuance of such preferred shares.

The preferred shares shall be automatically converted into Soda’s ordinary shares upon the earlier of (1) the closing of an IPO by Soda, and (2) with respect to any class of Soda’s preferred shares, the date specified by written consent or agreement of the Group and a majority of the preferred shares holders other than the Group.

The conversion price applicable to Soda’s preferred shares shall be adjusted and readjusted from time to time as provided below: (1) adjustment for share subdivisions and combinations, (2) adjustment for ordinary share dividends and distributions, (3) adjustments for reorganization, merger, consolidation, reclassification, exchange, and substitution, (4) adjustment for conversion price for dilutive issuance.

Dividend rights

The holders of preferred shares are entitled to receive non-cumulative dividends, at a simple rate of 8% of original issuance price of preferred shares per annum as and when declared by the Soda’s board of directors.

No dividends on preferred shares and ordinary shares have been declared for the years ended December 31, 2023, 2024 and 2025.

Voting rights

The holder of each preferred shares has the number of votes that equals to the number of ordinary shares then issuable upon their conversion into ordinary shares.

Redemption right

Under applicable exit events including but not limited to if Soda has not consummated an IPO (“exit events”) within certain periods, the Company needs to repurchase Soda preferred shares held by the aforementioned preferred shareholders. The redemption price would be the amount of cash determined according to pre-agreed pricing formula.

Liquidation rights

In the event of any liquidation or certain deemed liquidation events as defined in MOA, the holders of Soda preferred shares have preference over holders of ordinary shares. Upon liquidation or deemed liquidation events, Soda’s assets available for distribution among the investors shall first be distributed to Soda preferred shareholders at the amount equal to the original issue price plus all declared but unpaid dividends. The remaining assets of Soda shall all be distributed ratably among the holders of the preferred shares and the holders of the ordinary shares, according to the relative number of ordinary shares held by such members on an as-converted basis.

33. Preferred shares issued by subsidiaries (Continued)

The deemed liquidation events are defined to include: (a) a Share Sale, which shall not include a bona fide equity financing of Soda; (b) any consolidation, amalgamation, scheme of arrangement or merger of any Soda Company (if such Soda Company holds substantially all the assets of Soda) with or into any other Person or other reorganization in which the shareholders of such Soda Company immediately prior to such transaction own less than fifty percent (50%) of such Soda Company’s voting power in the aggregate immediately after such consolidation, merger, amalgamation, scheme of arrangement, or reorganization, or any transaction or series of related transactions to which such Soda Company is a party, in which in excess of fifty percent (50%) of such Soda Company’s voting power is transferred to any Person that is not a shareholder of such Soda Company immediately prior to such transaction, provided however that the foregoing shall not include a bona fide equity financing of any Soda Company;(c) a sale, transfer, lease or other disposition of all or substantially all of the assets of the Soda Companies taken as a whole (or any series of related transactions resulting in such sale, transfer, lease or other disposition of all or substantially all of the assets of the Soda Companies taken as a whole); (d) the exclusive licensing of all or substantially all of the Intellectual Property of the Soda Companies to a third party; or (e) any unapproved termination of, unapproved amendment to or material breach of any Control Documents as defined in MOA or other contracts among the Soda Companies and their shareholders which results in the loss of the Soda Company’s Control over, and the ability to consolidate the financial statements of, the Domestic Company.

Financing transaction of City Puzzle Holding Limited

City Puzzle Holdings Limited (“City Puzzle”), the Group’s subsidiary, primarily engages in providing intra-city freight services. For the year ended December 31, 2021, City Puzzle completed several rounds of financing and issued certain preferred shares (collectively as the “City Puzzle Preferred Shares”) to external investors and the Group with an aggregate cash consideration of US$1,340,000. During the year ended December 31, 2024, City Puzzle entered into several share repurchase agreements with investors and adopted a newly amended and restated memorandum and articles of association with certain modification on the terms of redemption rights. Accordingly, certain of City Puzzle’s preferred shares were repurchased by City Puzzle at their respective original issue prices, with a total consideration of US$408,000. The terms of repurchase period and repurchase rate of the remaining then outstanding City puzzle’s preferred shares were modified. The impact of modification on the Group’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2024 was insignificant. As of December 31, 2025, the Group continued to hold the majority of total equity interests of City Puzzle on a fully diluted basis.

The rights, preferences and privileges of City Puzzle’s holders of preferred shares are as follows:

Conversion rights

Each of the preferred shares is convertible, at the option of the holder, into City Puzzle’s ordinary shares at an initial conversion ratio of 1:1 at any time after the date of issuance of such preferred shares.

The preferred shares shall be automatically converted into City Puzzle’s ordinary shares upon the earlier of (1) the closing of an IPO by City Puzzle, and (2) with respect to any class of City Puzzle’s preferred shares, the date specified by written consent or agreement of the holders (other than the Group) of at least 50% of the voting power of the then outstanding preferred shares of such class and the Group.

The conversion price applicable to City Puzzle’s preferred share shall be adjusted and readjusted from time to time resulting from: (1) adjustment for share subdivisions and combinations, (2) adjustment for ordinary share dividends and distributions, (3) adjustments for reorganization, merger, consolidation, reclassification, exchange, and substitution; (4) adjustment for conversion price for dilutive issuance etc.

Dividend rights

The holders of preferred shares are entitled to receive non-cumulative dividends when declared by the City Puzzle’s board of directors.

No dividends on preferred shares and ordinary shares have been declared for the years ended December 31, 2023, 2024 and 2025.

33. Preferred shares issued by subsidiaries (Continued)

Voting rights

The holder of each preferred shares has the number of votes that equals to the number of ordinary shares then issuable upon their conversion into ordinary shares.

Redemption right

Under applicable exit events including but not limited to if City Puzzle has not consummated an IPO within certain periods, City Puzzle needs to repurchase City Puzzle’s preferred shares held by its preferred shareholders. The redemption price would be the amount of consideration determined according to the pre-agreed pricing formula set forth in City Puzzle’s memorandum and articles of association then in effect (“City Puzzle’s MOA”).

Liquidation rights

In the event of any liquidation or certain deemed liquidation events as defined in City Puzzle’s MOA, the holders of City Puzzle’s preferred shares have preference over holders of City Puzzle’s ordinary shares. Upon liquidation or deemed liquidation events, City Puzzle’s assets available for distribution among its shareholders shall first be distributed to City Puzzle’s preferred shareholders at the amount, for each preferred share, equal to the greater of (a) its original issue price plus all declared but unpaid dividends; and (b) the amount as would have been payable if the preferred shares were converted into ordinary shares immediately prior to the consummation of such liquidation or deemed liquidation events. The assets of City Puzzle remaining after above distribution shall all be distributed to its ordinary shareholders.

City Puzzle’s deemed liquidation events are defined to include: (i) any consolidation, reorganization, amalgamation or merger of City Puzzle, with or into any person, or any other corporate reorganization or scheme of arrangement, in which the shareholders of City Puzzle immediately before such transaction own less than fifty per cent (50%) of the voting power of the surviving company immediately after such transaction; (ii) a sale, lease, transfer, or other disposition, in a single transaction or series of transactions, of all or substantially all of the assets of City Puzzle’s Group Companies as defined in City Puzzle’s MOA, the effect of which is the disposition of all or substantially all of City Puzzle’s Group Companies’ assets taken as a whole; or (iii) the exclusive licensing to any third party other than City Puzzle’s Group Companies, in a single transaction or series of transactions, of all or substantially all of the intellectual property of City Puzzle’s Group Companies, taken as a whole.

Financing transaction of Xiaoju Technology Holdings (CAY) Co.

DiDi Fintech, the Group’s subsidiary, primarily engages in providing financial products and services in Latin America. For the year ended December 31, 2025, DiDi Fintech has entered into definitive agreements for the issuance of certain Series A preferred shares and convertible notes to investors, including the Group and certain of its key management and employees with an aggregate cash consideration of up to approximately US$270,000. As of December 31, 2025, the vast majority of these transactions have been completed. As of December 31, 2025, the Group continued to hold the majority of total equity interests on a fully diluted basis.

The rights, preferences and privileges of DiDi Fintech’s holders of preferred shares are as follows:

Conversion rights

Each of the preferred shares is convertible, at the option of the holder, into DiDi Fintech’s ordinary shares at an initial conversion ratio of 1:1 at any time after the date of issuance of such preferred shares.

The preferred shares shall be automatically converted into DiDi Fintech’s ordinary shares upon the earlier of (1) an IPO duly approved in accordance with DiDi Fintech’s shareholders agreement and memorandum and articles of association then in effect (“DiDi Fintech’s MOA”), and (2) the date specified by written consent or agreement of the holders (other than the Group) of at least 50% of the voting power of the then outstanding preferred shares and the Group.

33. Preferred shares issued by subsidiaries (Continued)

The conversion price applicable to DiDi Fintech’s preferred share shall be adjusted and readjusted from time to time resulting from: (1) adjustment for share subdivisions and combinations, (2) adjustment for ordinary share dividends and distributions, (3) adjustments for reorganization, merger, consolidation, reclassification, exchange, and substitution; (4) adjustment for conversion price for dilutive issuance etc.

Dividend rights

The holders of preferred shares are entitled to receive non-cumulative dividends when declared by the DiDi Fintech’s board of directors.

No dividends on preferred shares and ordinary shares have been declared for the year ended December 31, 2025.

Voting rights

The holder of each preferred shares has the number of votes that equals to the number of ordinary shares then issuable upon their conversion into ordinary shares.

Redemption right

Under applicable exit events including but not limited to if DiDi Fintech has not consummated an IPO or a deemed liquidation event within certain periods, DiDi Fintech needs to repurchase DiDi Fintech’s preferred shares held by its preferred shareholders. The redemption price would be the amount of consideration determined according to the pre-agreed pricing formula set forth in DiDi Fintech’s MOA.

Liquidation rights

In the event of any liquidation or certain deemed liquidation events as defined in DiDi Fintech’s MOA, the holders of DiDi Fintech’s preferred shares have preference over holders of DiDi Fintech’s ordinary shares. Upon liquidation or deemed liquidation events, DiDi Fintech’s assets available for distribution among its shareholders shall first be distributed to DiDi Fintech’s preferred shareholders at the amount, for each preferred share, equal to the greater of (a) its original issue price plus all declared but unpaid dividends; and (b) the amount as would have been payable if the preferred shares were converted into ordinary shares immediately prior to the consummation of such liquidation or deemed liquidation events. The assets of DiDi Fintech remaining after above distribution shall all be distributed to its ordinary shareholders.

DiDi Fintech’s deemed liquidation events are defined to include: (i) any consolidation, reorganization, amalgamation or merger of DiDi Fintech, with or into any person, or any other corporate reorganization or scheme of arrangement, in which the shareholders of DiDi Fintech immediately before such transaction own less than fifty per cent (50%) of the voting power of the surviving company immediately after such transaction (excluding any transaction effected solely for tax purposes or to change the DiDi Fintech’s domicile); or (ii) a sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of transactions, of all or substantially all of the assets of DiDi Fintech’s Group Companies as defined in DiDi Fintech’s MOA, the effect of which is the disposition of all or substantially all of DiDi Fintech’s Group Companies’ assets taken as a whole, provided that in the event of a DiDi Fintech’s deemed liquidation event in the form of a sale of equity in DiDi Fintech by its shareholders, liquidation rights will apply only to the extent such shareholders actually participate in the sale.

33. Preferred shares issued by subsidiaries (Continued)

The Group designated these preferred shares as financial liabilities at fair value through profit or loss, and the movement of these preferred shares is set out as below:

Preferred shares issued
by subsidiaries
RMB
Balance as of January 1, 2023	7,588,985
Changes in fair value through profit or loss	4,870,388
Changes in fair value through other comprehensive income attributable to changes in the credit risk	1,187,881
Currency translation difference	198,891
Balance as of December 31, 2023	13,846,145
Issuance of preferred shares	1,051,463
Repurchase of preferred shares	(4,687,082)
Changes in fair value through profit or loss	924,403
Changes in fair value through other comprehensive income attributable to changes in the credit risk	(365,216)
Currency translation difference	191,780
Balance as of December 31, 2024	10,961,493
Issuance of preferred shares	804,593
Repurchase of preferred shares	(85,485)
Changes in fair value through profit or loss	(226,103)
Changes in fair value through other comprehensive income attributable to changes in the credit risk	(539,128)
Currency translation difference	(236,677)
Balance as of December 31, 2025	10,678,693

For the years ended December 31, 2025 and 2024, the net unrealized losses through profit or loss of these preferred shares were RMB486,225 and RMB768,489, respectively. For the year ended December 31, 2023, the net unrealized gains through profit or loss of these preferred shares were RMB150,500. Refer to Note 4.3 for the major assumptions used in the valuation for these preferred shares.